Note 25 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares	Amount
January 1, 2022	12,756,606	82,667
Shares issued:
- share-based payment - employees (note 12.1(a))	76,520	804
December 31, 2022	12,833,126	83,471
Shares issued:
- share-based payment - employees (note 12.1(a))	24,389	351
- equity raise*	1,207,514	15,569
- Bilboes Gold Limited acquisition (note 5)	5,123,044	65,677
December 31, 2023	19,188,073	165,068